ESTIMATION OF FAIR VALUE - Fair value of financial liabilities recognized at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Financial liabilities	$ 271,975,564	$ 231,392,733
Customer deposits
Disclosure of financial liabilities [line items]
Financial liabilities	211,841,597	175,491,421
Financial obligations
Disclosure of financial liabilities [line items]
Financial liabilities	58,624,766	54,844,576
Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	270,466,363	230,335,997
Financial liabilities at fair value	276,216,708	232,427,284
Financial liabilities at amortised cost, category [member] | Customer deposits
Disclosure of financial liabilities [line items]
Financial liabilities	211,841,597	175,491,421
Financial liabilities at fair value	216,035,503	176,310,606
Financial liabilities at amortised cost, category [member] | Financial obligations
Disclosure of financial liabilities [line items]
Financial liabilities	58,624,766	54,844,576
Financial liabilities at fair value	$ 60,181,205	$ 56,116,678